CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 32,124,639	$ 4,494,402	¥ 34,262,445
Restricted cash	2,634,589	368,593	3,239,613
Short-term investments	24,466,018	3,422,922	2,035,575
Accounts receivable, net	6,014,257	841,425	11,109,988
Advance to suppliers	661,310	92,521	477,109
Inventories, net	48,265,449	6,752,585	44,030,084
Loan receivables, net	917,777	128,402	2,716,475
Prepayments and other current assets	4,298,088	601,325	3,848,225
Amount due from related parties	10,221,119	1,429,987	3,136,265
Total current assets	129,603,246	18,132,162	104,855,779
Non-current assets
Property, equipment and software, net	19,504,619	2,728,797	21,082,838
Construction in progress	5,462,615	764,248	6,553,712
Intangible assets, net	4,254,861	595,277	5,011,706
Land use rights, net	10,554,375	1,476,611	10,475,658
Operating lease right-of-use assets	8,944,250	1,251,347
Goodwill	6,643,669	929,483	6,643,669
Investment in equity investees	38,576,219	5,397,011	31,356,616
Investment securities	15,707,634	2,197,579	15,901,573
Deferred tax assets	86,910	12,159	103,158
Other non-current assets	6,493,613	908,490	5,283,948
Amount due from related parties			1,896,200
Total non-current assets	116,228,765	16,261,002	104,309,078
Total assets	245,832,011	34,393,164	209,164,857
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB9,234,523 and RMB13,984,068 as of December 31, 2018 and September 30, 2019, respectively. Note 1)
Short-term borrowings	0		147,264
Nonrecourse securitization debt	0		4,397,670
Accounts payable	86,449,770	12,094,768	79,985,018
Advance from customers	14,361,669	2,009,271	13,017,603
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB863,480 and RMB982,263 as of December 31, 2018 and September 30, 2019, respectively.)	4,102,939	574,022	1,980,489
Taxes payable	1,377,010	192,651	825,677
Amount due to related parties	285,559	39,951	215,614
Accrued expenses and other current liabilities	22,803,367	3,190,308	20,292,680
Operating lease liabilities	3,392,274	474,597	0
Total current liabilities	132,772,588	18,575,568	120,862,015
Non-current liabilities
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB463,153 and RMB1,884,867 as of December 31, 2018 and September 30, 2019, respectively)	2,047,232	286,418	463,153
Unsecured senior notes	7,004,464	979,961	6,786,143
Deferred tax liabilities	1,116,561	156,213	828,473
Long-term borrowings	3,182,805	445,291	3,088,440
Operating lease liabilities	5,740,119	803,072	0
Other non-current liabilities	250,632	35,065	308,489
Total non-current liabilities	19,341,813	2,706,020	11,474,698
Total liabilities	152,114,401	21,281,588	132,336,713
Commitments and contingencies (Note 27)
MEZZANINE EQUITY
Convertible redeemable non-controlling interests (Note 16)	15,963,587	2,233,388	15,961,284
JD.com, Inc. shareholders' equity
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,507,473,330 Class A ordinary shares issued and 2,447,926,638 outstanding, 458,342,517 Class B ordinary shares issued and 446,369,717 outstanding as of December 31, 2018, 2,520,271,138 Class A ordinary shares issued and 2,477,306,110 outstanding, 453,672,011 Class B ordinary shares issued and 443,015,831 outstanding as of September 30, 2019.)	381	53	380
Additional paid-in capital	87,800,039	12,283,677	82,832,895
Statutory reserves	1,400,412	195,925	1,400,412
Treasury stock	(2,738,543)	(383,136)	(3,783,729)
Accumulated deficit	(15,487,880)	(2,166,834)	(24,038,081)
Accumulated other comprehensive income	4,920,463	688,398	3,359,096
Total JD.com, Inc. shareholders' equity	75,894,872	10,618,083	59,770,973
Non-controlling interests	1,859,151	260,105	1,095,887
Total shareholders' equity	77,754,023	10,878,188	60,866,860
Total liabilities, mezzanine equity and shareholders' equity	¥ 245,832,011	$ 34,393,164	¥ 209,164,857